Note 18 - Trade and Other Payables - Disclosure of Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Trade payables	$ 31,262	$ 23,984
Trade related accruals	18,635	12,314
Payroll and related benefits	21,427	19,059
Environmental duty	2,156	1,483
Other accrued liabilities	2,522	2,283
Total trade and other current payables	$ 76,002	$ 59,123